Revenue (Details) ج.م. in Billions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EGP (ج.م.)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2023 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets	$ 34,306,195		$ 34,213,379
Contract liabilities	273,227		107,603
Unfulfilled long-term contracts	170,913,623		241,795,928
Revenue (in Pounds)	$ 74,674,030		$ 64,694,991	$ 22,408,808
Service Contract [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract assets					$ 725,441
Contract liabilities					$ 58,475
Egypt Contract [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue (in Pounds) | ج.م.		ج.م. 8.4